Share-Based Payments - Inputs to Models Used for Deriving Fair Value of Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2017	Jul. 18, 2017 JPY (¥)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Dividend yield		0.00%
Expected life of stock options (years)	4
Exercise price (yen)		¥ 4,206
Fair value per common share at the grant date (yen)		¥ 3,840
Model used		Black-Scholes
Bottom of Range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Expected volatility		44.90%
Risk-free interest rate		(0.04%)
Expected life of stock options (years)		5.5	2	2	2	2
Top of Range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Expected volatility		45.70%
Risk-free interest rate		0.00%
Expected life of stock options (years)		7.0	8	8	8	8